Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
Total	¥ 14,068	$ 103
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,300	157	¥ 13,850
Accumulated amortization	(7,232)	(54)	(4,231)
Total	¥ 14,068	$ 103	¥ 9,619